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Sec File No. 9-

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
WisdomTree Asset Management, Inc.

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:

AGND: Barclays US Aggregate Negative Duration Index
AGZD: Barclays US Aggregate Zero Duration Index
HYND: BofA Merrill Lynch 0-5 Year US High Yield Constrained Negative Seven Duration Index
HYZD: BofA Merrill Lynch 0-5 Year US High Yield Constrained Zero Duration Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 4 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
AGND, AGZD, HYND, HYZD

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

AGND: Various World Markets
AGZD: Various World Markets
HYND: Various World Markets
HYZD: Various World Markets

(Please note, underlying components may trade on additional exchanges in countries / regions not mentioned here.)

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric Swanson**
Title:	**Executive Vice President & General Counsel**
Telephone Number:	**212-378-8523 (NY) 201-418-3410 (NJ)**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**March 24, 2014**